Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2022
Net of issuance costs	$ 554	$ 12